5. Bank Premises and Equipment (Details 1) (USD $)	Dec. 31, 2013
Bank Premises And Equipment Details 1
2014	$ 153,900
2015	129,845
2016	61,817
2017	6,817
2018	6,817
Operating lease due	$ 359,196